Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2009 ESP Division Of GCS	Dec. 31, 2009 ESP Division Of GCS	Dec. 31, 2009 Chemicals Division of GCS	Dec. 31, 2009 Chemicals Division of GCS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash price of assets sold	$ 24,650		$ 696
Paid off notes payable attributed to certain assets sold	1,605		253
Pre-tax gain associated with sale		9,081		1,368
Estimated fair value assets received			$ 2,950	$ 2,950